INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Income Tax Expense (Recovery)

($ millions)	2021	2020
Current:
Current year	1 353	(650)
Adjustments in respect of current income tax of prior years	42	(9)
Deferred:
Origination and reversal of temporary differences	29	(973)
Adjustments in respect of deferred income tax of prior years	23	(52)
Changes in tax rates and legislation	8	(106)
Movement in unrecognized deferred income tax assets	(4)	12
Total income tax expense (recovery)	1 451	(1 778)

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2021	2020
Earnings (loss) before income tax	5 570	(6 097)
Canadian statutory tax rate	24.24%	24.96%
Statutory tax	1 350	(1 522)
Add (deduct) the tax effect of:
Non-taxable component of capital gains	(12)	(45)
Share-based compensation and other permanent items	3	7
Assessments and adjustments	65	(58)
Impact of income tax rates and legislative changes	8	(173)
Non-taxable component of dispositions	(66)	-
Foreign tax rate differential	111	3
Movement in unrecognized deferred income tax assets	(4)	12
Other	(4)	(2)
Total income tax expense (recovery)	1 451	(1 778)
Effective tax rate	26.1%	29.2%

Deferred Income Tax Balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2021	2020	2021	2020
Property, plant and equipment	(260)	(1 084)	11 477	11 963
Decommissioning and restoration provision	141	21	(1 936)	(2 304)
Employee retirement benefit plans	(142)	34	(470)	(605)
Tax loss carry-forwards	161	(20)	(15)	(176)
Other	156	(70)	25	(120)
Net deferred income tax expense (recovery) and liability	56	(1 119)	9 081	8 758

Change in Deferred Income Tax Balances

($ millions)	2021	2020
Net deferred income tax liability, beginning of year	8 758	9 967
Recognized in deferred income tax expense (recovery)	56	(1 119)
Recognized in other comprehensive income	277	(62)
Foreign exchange, acquisition and other	(10)	(28)
Net deferred income tax liability, end of year	9 081	8 758

Deferred Tax in Shareholders’ Equity

($ millions)	2021	2020
Deferred Tax in Other Comprehensive Income
Actuarial gain (loss) on employment retirement benefit plans	277	(62)
Total income tax expense (recovery) reported in equity	277	(62)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized a $74 million (2020 – $78 million) deferred income tax asset on $606 million (2020 – $640 million) of capital losses related to unrealized foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2021, on unremitted net earnings of foreign subsidiaries, as the company is able to control the timing and amount of distributions and is not expected to incur any taxes associated with future distributions.